RJR Guaranteed, Unsecured Notes - Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 1,956	$ 2,195	$ 2,723	$ 2,578
Accounts receivable	101	118
Accounts receivable, related party	67	48
Other receivables	46	44
Inventories	967	1,055
Deferred income taxes, net	945	946
Prepaid expenses and other	225	195
Assets held for sale	0	201
Total current assets	4,307	4,802
Property, plant and equipment, net	1,070	1,002
Trademarks and other intangible assets, net	2,602	2,675
Goodwill	8,010	8,010
Other assets and deferred charges	265	589
Total assets	16,254	17,078
Liabilities and shareholders' equity
Accounts payable	113	179
Tobacco settlement accruals	2,530	2,589
Due to related party	2	4
Deferred revenue, related party	42	53
Current maturities of long-term debt	457	400
Other current liabilities	1,132	1,147
Total current liabilities	4,276	4,372
Long-term debt (less current maturities)	3,206	3,701
Deferred income taxes, net	511	518
Long-term retirement benefits (less current portion)	1,759	1,668
Other noncurrent liabilities	251	309
Total shareholders' equity	6,251	6,510	6,498	6,237
Total liabilities and shareholders' equity	16,254	17,078
RAI [Member]
Assets
Cash and cash equivalents	328	327	361	272
Other receivables	95	80
Deferred income taxes, net		10
Prepaid expenses and other	19	38
Total current assets	442	455
Property, plant and equipment, net	5	6
Long-term intercompany notes	1,960	2,000
Investment in subsidiaries	9,139	9,696
Other assets and deferred charges	68	267
Total assets	11,614	12,424
Liabilities and shareholders' equity
Current maturities of long-term debt	399	400
Other current liabilities	421	489
Total current liabilities	820	889
Intercompany notes and interest payable	1,325	1,366
Long-term debt (less current maturities)	3,145	3,580
Long-term retirement benefits (less current portion)	48	34
Other noncurrent liabilities	25	45
Total shareholders' equity	6,251	6,510
Total liabilities and shareholders' equity	11,614	12,424
Guarantors [Member]
Assets
Cash and cash equivalents	1,361	1,616	2,136	2,091
Accounts receivable	77	103
Accounts receivable, related party	67	48
Other receivables	50	161
Inventories	929	1,022
Deferred income taxes, net	952	934
Prepaid expenses and other	200	155
Assets held for sale		201
Total current assets	3,636	4,240
Property, plant and equipment, net	1,061	991
Trademarks and other intangible assets, net	2,553	2,625
Goodwill	7,999	7,991
Long-term intercompany notes	1,325	1,366
Investment in subsidiaries	463	462
Other assets and deferred charges	171	242
Total assets	17,208	17,917
Liabilities and shareholders' equity
Accounts payable	107	175
Tobacco settlement accruals	2,530	2,589
Due to related party	2	4
Deferred revenue, related party	42	53
Current maturities of long-term debt	58
Other current liabilities	827	855
Total current liabilities	3,566	3,676
Intercompany notes and interest payable	1,960	2,000
Long-term debt (less current maturities)	61	121
Deferred income taxes, net	553	535
Long-term retirement benefits (less current portion)	1,699	1,622
Other noncurrent liabilities	224	262
Total shareholders' equity	9,145	9,701
Total liabilities and shareholders' equity	17,208	17,917
Non-Guarantors [Member]
Assets
Cash and cash equivalents	267	252	226	215
Accounts receivable	24	15
Other receivables	39	35
Inventories	38	34
Deferred income taxes, net	1	2
Prepaid expenses and other	7	4
Total current assets	376	342
Property, plant and equipment, net	3	4
Trademarks and other intangible assets, net	49	50
Goodwill	11	19
Other assets and deferred charges	71	100
Total assets	510	515
Liabilities and shareholders' equity
Accounts payable	6	4
Other current liabilities	31	37
Total current liabilities	37	41
Deferred income taxes, net	3	3
Long-term retirement benefits (less current portion)	12	12
Other noncurrent liabilities	2	2
Total shareholders' equity	456	457
Total liabilities and shareholders' equity	510	515
Eliminations [Member]
Assets
Other receivables	(138)	(232)
Inventories		(1)
Deferred income taxes, net	(8)
Prepaid expenses and other	(1)	(2)
Total current assets	(147)	(235)
Property, plant and equipment, net	1	1
Long-term intercompany notes	(3,285)	(3,366)
Investment in subsidiaries	(9,602)	(10,158)
Other assets and deferred charges	(45)	(20)
Total assets	(13,078)	(13,778)
Liabilities and shareholders' equity
Other current liabilities	(147)	(234)
Total current liabilities	(147)	(234)
Intercompany notes and interest payable	(3,285)	(3,366)
Deferred income taxes, net	(45)	(20)
Total shareholders' equity	(9,601)	(10,158)
Total liabilities and shareholders' equity	(13,078)	(13,778)
Subsidiaries [Member] | RAI [Member]
Assets
Cash and cash equivalents	328	327	361	272
Other receivables	95	80
Deferred income taxes, net		10
Prepaid expenses and other	19	38
Total current assets	442	455
Property, plant and equipment, net	5	6
Long-term intercompany notes	1,960	2,000
Investment in subsidiaries	9,139	9,696
Other assets and deferred charges	68	267
Total assets	11,614	12,424
Liabilities and shareholders' equity
Current maturities of long-term debt	399	400
Other current liabilities	421	489
Total current liabilities	820	889
Intercompany notes and interest payable	1,325	1,366
Long-term debt (less current maturities)	3,145	3,580
Long-term retirement benefits (less current portion)	48	34
Other noncurrent liabilities	25	45
Total shareholders' equity	6,251	6,510
Total liabilities and shareholders' equity	11,614	12,424
Subsidiaries [Member] | Issuer [Member]
Assets
Cash and cash equivalents	8	14	24	6
Other receivables	38	33
Deferred income taxes, net	1	1
Total current assets	47	48
Long-term intercompany notes	157	174
Investment in subsidiaries	7,076	7,611
Other assets and deferred charges	24	56
Total assets	7,304	7,889
Liabilities and shareholders' equity
Current maturities of long-term debt	58
Other current liabilities	100	138
Total current liabilities	158	138
Long-term debt (less current maturities)	61	121
Long-term retirement benefits (less current portion)	24	25
Other noncurrent liabilities	1	12
Total shareholders' equity	7,060	7,593
Total liabilities and shareholders' equity	7,304	7,889
Subsidiaries [Member] | Guarantors [Member]
Assets
Cash and cash equivalents	1,257	1,506	2,001	1,977
Accounts receivable	62	50
Accounts receivable, related party	67	48
Other receivables	145	225
Inventories	480	600
Deferred income taxes, net	907	892
Prepaid expenses and other	178	130
Assets held for sale		20
Total current assets	3,096	3,471
Property, plant and equipment, net	652	689
Trademarks and other intangible assets, net	1,251	1,316
Goodwill	5,303	5,303
Long-term intercompany notes	1,325	1,366
Investment in subsidiaries	456	435
Other assets and deferred charges	157	194
Total assets	12,240	12,774
Liabilities and shareholders' equity
Accounts payable	87	103
Tobacco settlement accruals	2,461	2,532
Due to related party	2	4
Deferred revenue, related party	42	53
Other current liabilities	711	652
Total current liabilities	3,303	3,344
Deferred income taxes, net	60	76
Long-term retirement benefits (less current portion)	1,579	1,496
Other noncurrent liabilities	222	247
Total shareholders' equity	7,076	7,611
Total liabilities and shareholders' equity	12,240	12,774
Subsidiaries [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents	363	348	337	323
Accounts receivable	39	68
Other receivables	110	90
Inventories	487	456
Deferred income taxes, net	45	43
Prepaid expenses and other	28	30
Assets held for sale		181
Total current assets	1,072	1,216
Property, plant and equipment, net	412	306
Trademarks and other intangible assets, net	1,351	1,359
Goodwill	2,707	2,707
Other assets and deferred charges	72	101
Total assets	5,614	5,689
Liabilities and shareholders' equity
Accounts payable	26	76
Tobacco settlement accruals	69	57
Other current liabilities	250	255
Total current liabilities	345	388
Intercompany notes and interest payable	2,117	2,174
Deferred income taxes, net	507	471
Long-term retirement benefits (less current portion)	108	113
Other noncurrent liabilities	3	5
Total shareholders' equity	2,534	2,538
Total liabilities and shareholders' equity	5,614	5,689
Subsidiaries [Member] | Eliminations [Member]
Assets
Other receivables	(342)	(384)
Inventories		(1)
Deferred income taxes, net	(8)
Prepaid expenses and other		(3)
Total current assets	(350)	(388)
Property, plant and equipment, net	1	1
Long-term intercompany notes	(3,442)	(3,540)
Investment in subsidiaries	(16,671)	(17,742)
Other assets and deferred charges	(56)	(29)
Total assets	(20,518)	(21,698)
Liabilities and shareholders' equity
Other current liabilities	(350)	(387)
Total current liabilities	(350)	(387)
Intercompany notes and interest payable	(3,442)	(3,540)
Deferred income taxes, net	(56)	(29)
Total shareholders' equity	(16,670)	(17,742)
Total liabilities and shareholders' equity	$ (20,518)	$ (21,698)